Derivative Liabilities and Convertible Promissory Notes (Details) $ / shares in Units, $ in Thousands						6 Months Ended	11 Months Ended	12 Months Ended
	Dec. 01, 2025 USD ($) $ / shares	Jun. 26, 2025 USD ($)	Jan. 29, 2024 $ / shares shares	Jan. 16, 2024 USD ($) $ / shares shares	Nov. 28, 2022 $ / shares shares	Jun. 30, 2025 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2025 USD ($) $ / shares	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Jul. 01, 2025 USD ($)	Nov. 26, 2024 $ / shares shares	Mar. 11, 2024 $ / shares shares
Derivative Liabilities and Convertible Promissory Notes [Line Items]
Warrant term					5 years
Percentage of gross revenues					2.30%
Revenue sharing payment								$ 384	$ 312	$ 269
Original discount rate issued				10.00%
Bears annual interest rate				8.00%				9.00%
Consecutive trading days				20 days
Exercise price per share (in Dollars per share) | $ / shares				$ 580
Warrants term				5 years 6 months
Expiring date				Jul. 16, 2030
Fair value warrant							$ 607	$ (4,567)
Exercise of pre-funded warrants								1,520
Financial expense, net								3,201
Aggregate principal amount						$ 2,673
Fair value of pure capital warrants						$ 232
January Note [Member]
Derivative Liabilities and Convertible Promissory Notes [Line Items]
Principal amount, issued				$ 2,850
Conversion price per share (in Dollars per share) | $ / shares				$ 668.74
Fair value warrant								4,246
Principal amount											$ 271
June Notes [Member]
Derivative Liabilities and Convertible Promissory Notes [Line Items]
Principal amount, issued								$ 500
Bears annual interest rate	88.00%
Conversion price per share (in Dollars per share) | $ / shares								$ 12.91
Loss on company								$ 3,201
Purchase price								$ 450
Interest rate of VWAP	14.00%
Interest rate percentage	4.00%
Trading days								20
Convertible Promissory Notes - June 2025 [Member]
Derivative Liabilities and Convertible Promissory Notes [Line Items]
Principal amount, issued		$ 100,000
Conversion price per share (in Dollars per share) | $ / shares								$ 14.4
IPO Warrants [Member]
Derivative Liabilities and Convertible Promissory Notes [Line Items]
Number of warrants issued (in Shares) | shares					2,824,525
Additional Warrants [Member]
Derivative Liabilities and Convertible Promissory Notes [Line Items]
Number of warrants issued (in Shares) | shares					130
Exercise price (in Dollars per share) | $ / shares					$ 43,749
Series A Warrants [Member]
Derivative Liabilities and Convertible Promissory Notes [Line Items]
Warrant term			66 months
Exercise price (in Dollars per share) | $ / shares			$ 8,322.86									$ 643	$ 2,103
Additional warrants (in Shares) | shares			1,093										4,323
Underlying Ordinary Shares (in Shares) | shares												14,148
Series B Warrants [Member]
Derivative Liabilities and Convertible Promissory Notes [Line Items]
Exercise price (in Dollars per share) | $ / shares													$ 0.03
Additional warrants (in Shares) | shares													2,555
January Note [Member]
Derivative Liabilities and Convertible Promissory Notes [Line Items]
Number of warrants issued (in Shares) | shares				3,197
Fair value warrant								$ (816)
January Warrants [Member]
Derivative Liabilities and Convertible Promissory Notes [Line Items]
Net proceeds				$ 2,565
Securities Purchase Agreement [Member]
Derivative Liabilities and Convertible Promissory Notes [Line Items]
Purchase price		4,500
Proceeds from issuance of other long term debt	$ 2,500
Securities Purchase Agreement [Member] | June Notes [Member]
Derivative Liabilities and Convertible Promissory Notes [Line Items]
Principal amount, issued		$ 5,000
Interest rate of VWAP	90.00%
Investor [Member] | June Notes [Member]
Derivative Liabilities and Convertible Promissory Notes [Line Items]
Conversion price per share (in Dollars per share) | $ / shares	$ 95.2
Maximum [Member] | January Note [Member]
Derivative Liabilities and Convertible Promissory Notes [Line Items]
Percentage of volume weighted average				110.00%
Minimum [Member] | January Note [Member]
Derivative Liabilities and Convertible Promissory Notes [Line Items]
Volume Weighted Average Price				95.00%